Other operating income/(expense) (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary Information about Other Operating Income Expense

	2018	2017	2016
	£m	£m	£m
Fair value remeasurements of equity investments under IFRS 9	16
Disposal of businesses and assets	258	195	283
Fair value remeasurements on contingent consideration recognised in business combinations	(1,252)	(1,012)	(2,205)
Remeasurement of ViiV Healthcare put option liabilities and preferential dividends	58	13	(577)
Remeasurement of Consumer Healthcare put option liability	(658)	(1,186)	(1,133)
Fair value adjustments on derivative financial instruments	(3)	9	(3)
Other (expense)/income	(7)	9	23
Impairment of available-for-sale equity investments under IAS 39		(30)	(47)
Disposal of available-for-sale equity investments under IAS 39		37	254

	(1,588)	(1,965)	(3,405)